Shareholder Report, Holdings (Details) - F/m Emerald Special Situations ETF	Apr. 30, 2026
Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
TETRA Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Solaris Energy Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
American Superconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cardinal Infrastructure Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nektar Therapeutics
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Excelerate Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%